Distribution Date:	03/17/22	Wells Fargo Commercial Mortgage Trust 2017-C39
Determination Date:	03/11/22
Next Distribution Date:	04/19/22
Record Date:	02/28/22	Commercial Mortgage Pass-Through Certificates
Series 2017-C39
February 2022 Servicer Revision
Originally the servicer reported an ARA and ASER for Loan # 310942012 (#26). The ARA was changed to $0 and the ASER was removed in the revision.

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		301 South College Street | Charlotte, NC 28288-0166 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-15		500 North Central Expressway,	Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	16-18	Asset Representations	Trimont Real Estate Advisors, LLC
		Reviewer & Operating
Principal Prepayment Detail	19	Advisor
Historical Detail	20		Operating Advisor		Operatingadvisor@trimontrea.com
Delinquency Loan Detail	21		One Alliance Center, 3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26
			CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000XAA5	1.975000%	27,816,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000XAB3	2.990000%	80,706,000.00	76,798,496.19	829,657.46	191,356.25	0.00	0.00	1,021,013.71	75,968,838.73	30.67%	30.00%
A-3	95000XAC1	2.878000%	4,389,000.00	4,389,000.00	0.00	10,526.29	0.00	0.00	10,526.29	4,389,000.00	30.67%	30.00%
A-SB	95000XAD9	3.212000%	44,790,000.00	44,790,000.00	0.00	119,887.90	0.00	0.00	119,887.90	44,790,000.00	30.67%	30.00%
A-4	95000XAE7	3.157000%	305,000,000.00	305,000,000.00	0.00	802,404.17	0.00	0.00	802,404.17	305,000,000.00	30.67%	30.00%
A-5	95000XAF4	3.418000%	330,283,000.00	330,283,000.00	0.00	940,756.08	0.00	0.00	940,756.08	330,283,000.00	30.67%	30.00%
A-S	95000XAG2	3.702000%	106,203,000.00	106,203,000.00	0.00	327,636.26	0.00	0.00	327,636.26	106,203,000.00	20.99%	20.63%
B	95000XAK3	4.025000%	50,978,000.00	50,978,000.00	0.00	170,988.71	0.00	0.00	170,988.71	50,978,000.00	16.34%	16.13%
C	95000XAL1	4.118000%	46,729,000.00	46,729,000.00	0.00	160,358.35	0.00	0.00	160,358.35	46,729,000.00	12.08%	12.00%
D	95000XAM9	4.340698%	19,732,000.00	19,732,000.00	0.00	71,375.54	0.00	0.00	71,375.54	19,732,000.00	10.28%	10.26%
E-RR	95000XAP2	4.340698%	36,910,000.00	36,910,000.00	0.00	133,512.63	0.00	0.00	133,512.63	36,910,000.00	6.92%	7.00%
F-RR	95000XAR8	4.340698%	25,489,000.00	25,489,000.00	0.00	92,200.04	0.00	0.00	92,200.04	25,489,000.00	4.59%	4.75%
G-RR	95000XAT4	4.340698%	11,328,000.00	11,328,000.00	0.00	40,976.19	0.00	0.00	40,976.19	11,328,000.00	3.56%	3.75%
H-RR	95000XAV9	4.340698%	42,481,836.00	39,059,313.56	0.00	129,646.37	0.00	0.00	129,646.37	39,059,313.56	0.00%	0.00%
V	95000XAX5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000XAZ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,132,834,836.00	1,097,688,809.75	829,657.46	3,191,624.78	0.00	0.00	4,021,282.24	1,096,859,152.29

X-A	95000XAH0	1.085679%	792,984,000.00	761,260,496.19	0.00	688,737.40	0.00	0.00	688,737.40	760,430,838.73
X-B	95000XAJ6	0.421798%	223,642,000.00	223,642,000.00	0.00	78,609.74	0.00	0.00	78,609.74	223,642,000.00
Notional SubTotal			1,016,626,000.00	984,902,496.19	0.00	767,347.14	0.00	0.00	767,347.14	984,072,838.73

Deal Distribution Total					829,657.46	3,958,971.92	0.00	0.00	4,788,629.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000XAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000XAB3	951.58347818	10.27999727	2.37102880	0.00000000	0.00000000	0.00000000	0.00000000	12.65102607	941.30348091
A-3	95000XAC1	1,000.00000000	0.00000000	2.39833447	0.00000000	0.00000000	0.00000000	0.00000000	2.39833447	1,000.00000000
A-SB	95000XAD9	1,000.00000000	0.00000000	2.67666667	0.00000000	0.00000000	0.00000000	0.00000000	2.67666667	1,000.00000000
A-4	95000XAE7	1,000.00000000	0.00000000	2.63083334	0.00000000	0.00000000	0.00000000	0.00000000	2.63083334	1,000.00000000
A-5	95000XAF4	1,000.00000000	0.00000000	2.84833334	0.00000000	0.00000000	0.00000000	0.00000000	2.84833334	1,000.00000000
A-S	95000XAG2	1,000.00000000	0.00000000	3.08500005	0.00000000	0.00000000	0.00000000	0.00000000	3.08500005	1,000.00000000
B	95000XAK3	1,000.00000000	0.00000000	3.35416670	0.00000000	0.00000000	0.00000000	0.00000000	3.35416670	1,000.00000000
C	95000XAL1	1,000.00000000	0.00000000	3.43166663	0.00000000	0.00000000	0.00000000	0.00000000	3.43166663	1,000.00000000
D	95000XAM9	1,000.00000000	0.00000000	3.61724812	0.00000000	0.00000000	0.00000000	0.00000000	3.61724812	1,000.00000000
E-RR	95000XAP2	1,000.00000000	0.00000000	3.61724817	0.00000000	0.00000000	0.00000000	0.00000000	3.61724817	1,000.00000000
F-RR	95000XAR8	1,000.00000000	0.00000000	3.61724822	0.00000000	0.00000000	0.00000000	0.00000000	3.61724822	1,000.00000000
G-RR	95000XAT4	1,000.00000000	0.00000000	3.61724841	0.00000000	0.00000000	0.00000000	0.00000000	3.61724841	1,000.00000000
H-RR	95000XAV9	919.43562797	0.00000000	3.05180713	0.27401970	8.82445453	0.00000000	0.00000000	3.05180713	919.43562797
V	95000XAX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000XAZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000XAH0	959.99477441	0.00000000	0.86853884	0.00000000	0.00000000	0.00000000	0.00000000	0.86853884	958.94852699
X-B	95000XAJ6	1,000.00000000	0.00000000	0.35149811	0.00000000	0.00000000	0.00000000	0.00000000	0.35149811	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02/01/22 - 02/28/22	30	0.00	191,356.25	0.00	191,356.25	0.00	0.00	0.00	191,356.25	0.00
A-3	02/01/22 - 02/28/22	30	0.00	10,526.29	0.00	10,526.29	0.00	0.00	0.00	10,526.29	0.00
A-SB	02/01/22 - 02/28/22	30	0.00	119,887.90	0.00	119,887.90	0.00	0.00	0.00	119,887.90	0.00
A-4	02/01/22 - 02/28/22	30	0.00	802,404.17	0.00	802,404.17	0.00	0.00	0.00	802,404.17	0.00
A-5	02/01/22 - 02/28/22	30	0.00	940,756.08	0.00	940,756.08	0.00	0.00	0.00	940,756.08	0.00
X-A	02/01/22 - 02/28/22	30	0.00	688,737.40	0.00	688,737.40	0.00	0.00	0.00	688,737.40	0.00
X-B	02/01/22 - 02/28/22	30	0.00	78,609.74	0.00	78,609.74	0.00	0.00	0.00	78,609.74	0.00
A-S	02/01/22 - 02/28/22	30	0.00	327,636.26	0.00	327,636.26	0.00	0.00	0.00	327,636.26	0.00
B	02/01/22 - 02/28/22	30	0.00	170,988.71	0.00	170,988.71	0.00	0.00	0.00	170,988.71	0.00
C	02/01/22 - 02/28/22	30	0.00	160,358.35	0.00	160,358.35	0.00	0.00	0.00	160,358.35	0.00
D	02/01/22 - 02/28/22	30	0.00	71,375.54	0.00	71,375.54	0.00	0.00	0.00	71,375.54	0.00
E-RR	02/01/22 - 02/28/22	30	0.00	133,512.63	0.00	133,512.63	0.00	0.00	0.00	133,512.63	0.00
F-RR	02/01/22 - 02/28/22	30	0.00	92,200.04	0.00	92,200.04	0.00	0.00	0.00	92,200.04	0.00
G-RR	02/01/22 - 02/28/22	30	0.00	40,976.19	0.00	40,976.19	0.00	0.00	0.00	40,976.19	0.00
H-RR	02/01/22 - 02/28/22	30	361,928.98	141,287.23	0.00	141,287.23	11,640.86	0.00	0.00	129,646.37	374,879.03
Totals			361,928.98	3,970,612.78	0.00	3,970,612.78	11,640.86	0.00	0.00	3,958,971.92	374,879.03

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,788,629.38
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,716,036.23	Master Servicing Fee	5,816.49
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,832.55
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	426.88
ARD Interest	0.00	Operating Advisor Fee	611.49
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	170.75
Extension Interest	0.00
Interest Reserve Withdrawal	266,724.67
Total Interest Collected	3,982,760.90	Total Fees	12,148.15

Principal		Expenses/Reimbursements
Scheduled Principal	829,657.46	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,425.21
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,215.65
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	829,657.46	Total Expenses/Reimbursements	11,640.86

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,958,971.92
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	829,657.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,788,629.38
Total Funds Collected	4,812,418.36	Total Funds Distributed	4,812,418.39

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,097,688,809.75	1,097,688,809.75	Beginning Certificate Balance	1,097,688,809.75
(-) Scheduled Principal Collections	829,657.46	829,657.46	(-) Principal Distributions	829,657.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,096,859,152.29	1,096,859,152.29	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,098,158,167.23	1,098,158,167.23	Ending Certificate Balance	1,096,859,152.29
Ending Actual Collateral Balance	1,097,109,962.32	1,097,109,962.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	14,280,127.24	1.30%	52	4.8706	NAP	Defeased	2	14,280,127.24	1.30%	52	4.8706	NAP
2,000,000 or less	1	1,756,771.44	0.16%	64	4.7400	2.925700	1.30 or less	14	255,783,312.76	23.32%	57	4.8764	0.672350
2,000,001 to 3,000,000	4	9,896,008.29	0.90%	60	5.5474	1.745623	1.31 to 1.40	4	20,839,863.23	1.90%	63	4.9731	1.355740
3,000,001 to 4,000,000	5	17,715,646.85	1.62%	62	4.9294	2.031952	1.41 to 1.50	3	50,889,835.86	4.64%	63	4.4253	1.481758
4,000,001 to 5,000,000	2	8,903,055.18	0.81%	64	4.4490	1.356782	1.51 to 1.75	6	90,404,760.94	8.24%	64	4.7154	1.610744
5,000,001 to 6,000,000	2	11,957,797.61	1.09%	64	4.1732	2.532967	1.76 to 2.00	5	37,824,518.48	3.45%	63	4.6157	1.865126
6,000,001 to 7,000,000	5	32,916,024.89	3.00%	50	4.9448	2.267458	2.01 to 2.25	7	123,033,930.12	11.22%	63	4.3326	2.124442
7,000,001 to 8,000,000	1	7,902,041.85	0.72%	64	5.3700	1.213400	2.26 to 2.50	6	167,699,760.96	15.29%	64	4.0566	2.338562
8,000,001 to 9,000,000	5	42,255,898.99	3.85%	64	4.8210	1.752820	2.51 to 2.75	5	164,868,495.13	15.03%	64	3.9771	2.676655
9,000,001 to 10,000,000	6	56,518,390.53	5.15%	63	4.6861	2.205108	2.76 to 3.00	3	11,123,521.02	1.01%	63	4.3504	2.873945
10,000,001 to 15,000,000	8	100,798,242.28	9.19%	63	4.9009	1.015134	3.01 or greater	7	160,111,026.55	14.60%	44	3.8082	3.816401
15,000,001 to 20,000,000	3	55,412,538.30	5.05%	64	5.0057	1.473353	Totals	62	1,096,859,152.29	100.00%	59	4.3522	2.053198
20,000,001 to 30,000,000	6	152,127,123.76	13.87%	52	4.2007	1.899576
30,000,001 to 50,000,000	9	391,419,485.08	35.69%	57	4.1928	2.243918
50,000,001 or greater	3	193,000,000.00	17.60%	64	3.8280	2.563279
Totals	62	1,096,859,152.29	100.00%	59	4.3522	2.053198
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	14,280,127.24	1.30%	52	4.8706	NAP	Oregon	2	5,498,310.15	0.50%	64	4.5644	0.933305
Alabama	4	18,568,800.89	1.69%	42	5.3711	2.404736	Pennsylvania	5	25,111,392.94	2.29%	65	4.7041	2.483610
Arizona	2	2,950,304.92	0.27%	59	5.5287	2.725551	Tennessee	2	20,221,910.74	1.84%	65	4.7316	1.691486
Arkansas	1	144,544.91	0.01%	63	4.4860	1.521200	Texas	27	49,466,614.87	4.51%	64	4.6040	0.255765
California	16	82,550,176.16	7.53%	63	3.9166	3.015158	Utah	1	5,019,503.08	0.46%	61	3.7950	2.116600
Colorado	1	1,506,794.71	0.14%	61	3.7950	2.116600	Vermont	1	4,320,000.00	0.39%	64	4.3100	1.930600
Connecticut	3	35,814,348.67	3.27%	64	4.3185	1.337970	Virginia	2	1,395,537.27	0.13%	63	4.4860	1.521200
Florida	1	3,900,000.00	0.36%	64	4.3900	2.246300	Washington	3	5,791,226.34	0.53%	62	4.0529	1.894398
Georgia	4	24,737,931.96	2.26%	63	4.6312	1.978126	Washington, DC	1	45,000,000.00	4.10%	4	3.2300	3.735900
Idaho	1	2,344,028.67	0.21%	62	5.1000	2.642900	Wisconsin	2	696,698.91	0.06%	62	4.1590	1.802954
Illinois	7	100,410,836.97	9.15%	65	4.3859	1.202766	Wyoming	3	11,063,959.42	1.01%	62	5.0764	2.599720
Indiana	5	2,818,260.36	0.26%	63	4.4860	1.521200	Totals	147	1,096,859,152.29	100.00%	59	4.3522	2.053198
Iowa	1	13,365,934.79	1.22%	57	5.2900	1.308700
									Property Type³
Kentucky	1	747,609.26	0.07%	63	4.4860	1.521200
Louisiana	4	70,045,957.57	6.39%	64	3.9734	2.420081		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maryland	8	81,575,803.71	7.44%	63	4.5457	2.031863		Properties	Balance	Agg. Bal.			DSCR¹
Michigan	5	7,593,158.24	0.69%	61	4.6212	1.707032	Defeased	2	14,280,127.24	1.30%	52	4.8706	NAP
Minnesota	3	986,252.48	0.09%	63	4.3937	1.600748	Industrial	1	2,232,605.14	0.20%	59	5.7300	1.281700
Nevada	1	8,825,000.00	0.80%	65	4.2840	1.857600	Lodging	79	165,727,851.47	15.11%	61	4.9148	0.969967
New Jersey	4	134,676,732.11	12.28%	64	4.4397	1.751841	Mixed Use	3	63,954,672.17	5.83%	64	4.5878	0.947951
New Mexico	1	6,786,417.76	0.62%	63	5.1300	2.613500	Multi-Family	5	69,712,940.25	6.36%	64	4.2644	2.331123
New York	11	242,074,675.75	22.07%	63	4.1434	2.576537	Office	17	407,299,126.92	37.13%	53	4.0082	2.681455
North Carolina	1	620,742.25	0.06%	63	4.4860	1.521200	Other	12	20,600,000.00	1.88%	61	3.7950	2.116600
Ohio	7	41,810,284.05	3.81%	23	5.1199	1.178840	Retail	22	322,153,238.83	29.37%	64	4.4128	1.988808
Oklahoma	4	24,139,275.15	2.20%	63	4.7905	1.276063	Self Storage	6	30,898,590.28	2.82%	61	4.9805	2.151055
							Totals	147	1,096,859,152.29	100.00%	59	4.3522	2.053198

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	14,280,127.24	1.30%	52	4.8706	NAP	Defeased	2	14,280,127.24	1.30%	52	4.8706	NAP
	3.500% or less	1	45,000,000.00	4.10%	4	3.2300	3.735900	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	4	167,600,000.00	15.28%	63	3.6504	2.894933	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	4	119,566,749.58	10.90%	64	3.8207	2.470253	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	3	98,332,859.01	8.96%	64	4.0725	2.431357	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	9	241,742,031.20	22.04%	63	4.4021	2.112865	49 months or greater	60	1,082,579,025.05	98.70%	59	4.3454	2.059590
	4.501% to 4.750%	14	135,930,460.80	12.39%	61	4.6614	1.362762	Totals	62	1,096,859,152.29	100.00%	59	4.3522	2.053198
	4.751% to 5.000%	10	144,494,216.13	13.17%	63	4.8429	0.959498
	5.001% to 5.250%	6	63,673,131.71	5.81%	36	5.1424	1.856870
	5.251% to 5.500%	3	27,964,315.23	2.55%	59	5.3150	1.402315
	5.501% to 5.750%	4	32,377,113.96	2.95%	62	5.6048	1.049803
	5.751% to 6.000%	2	5,898,147.43	0.54%	59	5.8786	2.684281
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	1,096,859,152.29	100.00%	59	4.3522	2.053198
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	14,280,127.24	1.30%	52	4.8706	NAP	Defeased	2	14,280,127.24	1.30%	52	4.8706	NAP
	60 months or less	9	110,950,692.98	10.12%	19	4.4449	2.467660	Interest Only	14	559,300,000.00	50.99%	59	3.9582	2.451676
61 months to 84 months		51	971,628,332.07	88.58%	64	4.3340	2.012992	240 months or less	1	2,820,502.04	0.26%	63	5.0600	1.350400
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	9	78,127,516.81	7.12%	61	5.3194	1.563933
	Totals	62	1,096,859,152.29	100.00%	59	4.3522	2.053198	301 months or greater	36	442,331,006.20	40.33%	59	4.6583	1.655891
								Totals	62	1,096,859,152.29	100.00%	59	4.3522	2.053198
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	14,280,127.24	1.30%	52	4.8706	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	54	956,353,561.77	87.19%	58	4.3632	2.155041
	13 months to 24 months	6	126,225,463.28	11.51%	63	4.2102	1.336405
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	1,096,859,152.29	100.00%	59	4.3522	2.053198
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	883100725	OF	New York	NY	Actual/360	3.651%	198,798.44	0.00	0.00	N/A	06/06/27	--	70,000,000.00	70,000,000.00	03/06/22
2	310941307	OF	Basking Ridge	NJ	Actual/360	4.070%	205,761.11	0.00	0.00	07/11/27	01/11/33	--	65,000,000.00	65,000,000.00	03/11/22
3	310940147	RT	Metairie	LA	Actual/360	3.770%	170,068.89	0.00	0.00	N/A	08/01/27	--	58,000,000.00	58,000,000.00	03/01/22
4	883100731	OF	Uniondale	NY	Actual/360	4.450%	173,055.56	0.00	0.00	N/A	06/06/27	--	50,000,000.00	50,000,000.00	03/06/22
5	301741196	RT	North Bergen	NJ	Actual/360	4.802%	186,744.44	0.00	0.00	N/A	06/06/27	--	50,000,000.00	50,000,000.00	03/06/22
6	307771007	OF	New York	NY	Actual/360	3.669%	128,429.00	0.00	0.00	N/A	06/01/27	--	45,000,000.00	45,000,000.00	03/01/22
7	308460007	OF	Washington	DC	Actual/360	3.230%	113,050.00	0.00	0.00	N/A	07/06/22	--	45,000,000.00	45,000,000.00	03/06/22
8	301741189	OF	New York	NY	Actual/360	4.324%	149,571.38	73,755.39	0.00	05/06/27	05/06/32	--	44,474,111.23	44,400,355.84	03/06/22
9	310940632	MU	Lincolnshire	IL	Actual/360	4.460%	150,896.67	0.00	0.00	N/A	08/11/27	--	43,500,000.00	43,500,000.00	03/11/22
10	308460010	LO	Various	Various	Actual/360	4.486%	139,564.44	0.00	0.00	N/A	06/01/27	--	40,000,000.00	40,000,000.00	03/01/22
11	883100737	RT	Bowie	MD	Actual/360	4.295%	128,898.95	66,953.89	0.00	N/A	07/06/27	--	38,586,083.13	38,519,129.24	03/06/22
12	610942092	MF	Chicago	IL	Actual/360	3.920%	106,711.11	0.00	0.00	N/A	08/11/27	--	35,000,000.00	35,000,000.00	03/11/22
13	308460013	RT	Torrance	CA	Actual/360	3.658%	85,341.67	0.00	0.00	N/A	06/01/27	--	30,000,000.00	30,000,000.00	03/01/22
14	301741205	OF	Various	OH	Actual/360	5.217%	115,499.01	49,549.45	0.00	N/A	07/06/22	--	28,464,390.41	28,414,840.96	03/06/22
15	310939728	LO	Dallas	TX	Actual/360	4.660%	95,526.37	43,857.44	0.00	N/A	07/04/27	--	26,356,140.24	26,312,282.80	03/04/22
16	310941445	OF	Stamford	CT	Actual/360	4.088%	76,941.48	0.00	0.00	N/A	07/01/27	--	24,200,000.00	24,200,000.00	03/01/22
17	333100018	OF	San Mateo	CA	Actual/360	3.600%	63,280.00	0.00	0.00	N/A	07/05/27	--	22,600,000.00	22,600,000.00	03/05/22
18	308460018	98	Various	Various	Actual/360	3.795%	60,804.33	0.00	0.00	04/06/27	04/06/28	--	20,600,000.00	20,600,000.00	03/05/22
19	301741186	LO	Jamaica	NY	Actual/360	5.523%	83,357.43	35,182.53	0.00	N/A	05/06/27	--	19,405,005.11	19,369,822.58	03/06/22
20	301741207	RT	Jackson	NJ	Actual/360	4.750%	70,104.44	32,920.91	0.00	N/A	07/06/27	--	18,975,636.63	18,942,715.72	03/06/22
21	883100741	RT	York	PA	Actual/360	4.703%	62,549.90	0.00	0.00	N/A	08/06/27	--	17,100,000.00	17,100,000.00	03/06/22
22	416000248	RT	Muskogee	OK	Actual/360	4.880%	52,760.72	26,666.04	0.00	N/A	06/01/27	--	13,900,659.29	13,873,993.25	02/01/22
23	301741194	LO	Various	Various	Actual/360	5.100%	51,630.37	33,982.14	0.00	N/A	05/06/27	--	13,016,059.51	12,982,077.37	03/06/22
24	416000242	RT	Davenport	IA	Actual/360	5.290%	55,097.62	25,331.53	0.00	N/A	12/01/26	--	13,391,266.32	13,365,934.79	03/01/22
25	301741210	RT	Melville	NY	Actual/360	4.572%	47,396.63	24,139.50	0.00	N/A	08/06/27	--	13,328,636.83	13,304,497.33	03/06/22
26	310942012	LO	Chicago	IL	Actual/360	4.800%	46,564.00	26,889.15	0.00	N/A	06/11/27	--	12,472,501.30	12,445,612.15	06/11/21
27	308460027	LO	Nashville	TN	Actual/360	4.802%	44,706.06	22,938.89	0.00	N/A	08/06/27	--	11,969,849.63	11,946,910.74	03/06/22
28	416000244	SS	Kensington	MD	Actual/360	4.930%	44,671.28	0.00	0.00	N/A	04/01/27	--	11,650,000.00	11,650,000.00	03/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	333100022	MU	Norwalk	CT	Actual/360	4.810%	42,078.31	18,327.74	0.00	N/A	08/05/27	--	11,247,544.39	11,229,216.65	03/05/22
30	883100738	RT	Norcross	GA	Actual/360	4.800%	36,046.42	22,382.53	0.00	N/A	07/06/27	--	9,655,290.58	9,632,908.05	03/06/22
31	301741200	MF	Buford	GA	Actual/360	4.630%	35,253.12	18,248.52	0.00	N/A	06/06/27	--	9,789,511.84	9,771,263.32	03/06/22
32	301741206	MF	Bixby	OK	Actual/360	4.680%	35,390.39	17,000.04	0.00	N/A	07/06/27	--	9,722,633.81	9,705,633.77	03/06/22
33	600940066	LO	Oregon	OH	Actual/360	4.800%	35,209.60	17,256.94	0.00	N/A	06/11/27	--	9,431,142.27	9,413,885.33	03/11/22
34	333100019	MF	Baltimore	MD	Actual/360	5.030%	36,332.13	17,533.53	0.00	N/A	06/05/27	--	9,286,827.11	9,269,293.58	03/05/22
35	410939633	RT	Ellicott City	MD	Actual/360	4.050%	28,828.99	19,201.25	0.00	N/A	06/11/27	--	9,152,060.26	9,132,859.01	03/11/22
36	416000247	MU	New Orleans	LA	Actual/360	4.920%	35,370.95	17,823.35	0.00	N/A	04/01/27	--	9,243,278.87	9,225,455.52	03/01/22
37	416000245	SS	Millersville	MD	Actual/360	4.980%	33,785.45	14,954.15	0.00	N/A	04/01/27	--	8,722,578.52	8,707,624.37	03/01/22
38	301741197	RT	Atlanta	GA	Actual/360	4.500%	29,029.41	16,572.27	0.00	N/A	06/06/27	--	8,294,118.39	8,277,546.12	03/06/22
39	308460039	RT	Las Vegas	NV	Actual/360	4.284%	29,404.90	0.00	0.00	N/A	08/05/27	--	8,825,000.00	8,825,000.00	03/05/22
40	301741208	LO	Minooka	IL	Actual/360	5.370%	33,087.59	19,967.88	0.00	N/A	07/06/27	--	7,922,009.73	7,902,041.85	03/06/22
41	308460041	LO	Daphne	AL	Actual/360	5.750%	36,605.32	14,311.41	0.00	N/A	08/05/27	--	8,185,039.91	8,170,728.50	03/05/22
42	310941078	RT	Spring Hill	TN	Actual/360	4.630%	29,799.19	0.00	0.00	N/A	07/11/27	--	8,275,000.00	8,275,000.00	03/11/22
44	301741193	LO	Albuquerque	NM	Actual/360	5.130%	27,148.12	17,621.38	0.00	N/A	06/06/27	--	6,804,039.14	6,786,417.76	03/06/22
45	310939791	LO	Huntsville	AL	Actual/360	4.630%	24,315.09	13,238.94	0.00	N/A	07/11/22	--	6,752,107.27	6,738,868.33	03/11/22
46	883100739	OF	Plymouth Meeting	PA	Actual/360	4.750%	24,774.43	12,979.80	0.00	N/A	07/06/27	--	6,705,861.89	6,692,882.09	03/06/22
47	625100274	RT	San Diego	CA	Actual/360	5.300%	27,650.05	11,221.28	0.00	N/A	02/05/27	--	6,707,559.87	6,696,338.59	03/05/22
48	301741203	OF	Houston	TX	Actual/360	4.525%	21,127.06	11,904.11	0.00	N/A	07/06/27	--	6,002,952.14	5,991,048.03	03/06/22
49	410939944	RT	East Point	GA	Actual/360	4.910%	22,962.82	11,441.10	0.00	N/A	07/11/27	--	6,012,959.22	6,001,518.12	03/11/22
50	410940811	MF	Redding	CA	Actual/360	3.820%	17,760.46	10,965.98	0.00	N/A	07/11/27	--	5,977,715.56	5,966,749.58	03/11/22
51	301741204	MF	Gainesville	GA	Actual/360	5.017%	18,173.90	10,234.62	0.00	N/A	07/06/24	--	4,657,453.81	4,647,219.19	03/06/22
52	410940029	RT	Salem	OR	Actual/360	4.580%	16,354.78	8,118.09	0.00	N/A	07/11/27	--	4,591,173.27	4,583,055.18	03/11/22
53	416000249	RT	Williston	VT	Actual/360	4.310%	14,481.60	0.00	0.00	N/A	07/01/27	--	4,320,000.00	4,320,000.00	03/01/22
54	625100272	LO	Huntsville	AL	Actual/360	5.890%	16,799.35	7,886.08	0.00	N/A	02/05/27	--	3,667,090.14	3,659,204.06	03/05/22
55	410940132	RT	Clearwater	FL	Actual/360	4.390%	13,316.33	0.00	0.00	N/A	07/11/27	--	3,900,000.00	3,900,000.00	03/11/22
56	416000250	RT	College Station	TX	Actual/360	4.710%	13,250.84	5,961.00	0.00	N/A	08/01/27	--	3,617,152.69	3,611,191.69	03/01/22
57	416000246	SS	Landover	MD	Actual/360	5.080%	13,433.78	0.00	0.00	N/A	04/01/27	--	3,400,000.00	3,400,000.00	03/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
58	883100732	SS	Baytown	TX	Actual/360	4.570%	11,200.64	5,912.94	0.00	N/A	06/06/27	--	3,151,164.04	3,145,251.10	03/06/22
59	301741195	RT	Baton Rouge	LA	Actual/360	5.060%	11,143.18	10,910.71	0.00	N/A	06/06/27	--	2,831,412.75	2,820,502.04	03/06/22
61	416000243	RT	Okemos	MI	Actual/360	5.650%	11,463.75	4,733.49	0.00	N/A	01/01/27	--	2,608,691.23	2,603,957.74	03/01/22
62	625100273	IN	Akron	OH	Actual/360	5.730%	9,967.84	4,007.43	0.00	N/A	02/05/27	--	2,236,612.57	2,232,605.14	03/05/22
63	625100270	SS	Glendale	AZ	Actual/360	5.860%	10,219.94	3,363.39	0.00	N/A	01/05/27	--	2,242,306.76	2,238,943.37	03/05/22
64	600940708	SS	Socorro	TX	Actual/360	4.740%	6,489.20	3,410.65	0.00	N/A	07/11/27	--	1,760,182.09	1,756,771.44	03/11/22
Totals							3,716,036.23	829,657.46	0.00				1,097,688,809.75	1,096,859,152.29
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,220,096.00	12,354,039.98	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,325,381.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,290,347.95	9,487,618.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	21,403,605.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,587,165.66	3,081,242.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	98,652,292.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	15,166,981.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	18,715,843.00	14,050,757.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,517,748.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	24,051,546.00	34,616,804.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,355,346.53	2,718,318.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	11,553,378.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	56,374,602.79	40,677,685.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,265,965.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	(1,360,751.47)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	16,800,025.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,824,679.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	18,511,396.00	13,883,552.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	89,538.29	2,270,953.90	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,581,831.67	748,089.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,477,861.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,345,485.14	718,882.10	01/01/21	09/30/21	--	0.00	0.00	79,372.70	79,372.70	0.00	0.00
23	1,637,231.50	3,063,048.27	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,452,853.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,512,990.67	742,290.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	(2,141,051.00)	0.00	--	--	02/11/22	0.00	118,237.71	73,339.65	557,681.08	0.00	0.00
27	1,540,056.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,283,643.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	51,581.74	(121,463.55)	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,691,438.49	411,351.69	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	882,769.52	906,286.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	839.43	0.00
33	451,641.22	953,656.13	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	3,663,178.06	2,476,626.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,827,904.09	1,729,939.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	730,909.01	711,894.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	120,635.64	0.00
37	926,576.27	743,514.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,033,930.04	859,550.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	57,963.35	0.00
39	835,900.33	562,381.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	296,675.00	873,867.59	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,189,398.00	1,114,928.00	04/01/19	03/31/20	11/11/21	0.00	23,724.21	0.00	0.00	0.00	0.00
42	709,404.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	721,527.79	1,169,985.08	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,626,491.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,067,442.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	783,079.77	435,932.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	567.65	0.00
48	975,996.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	569,891.31	434,267.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,030,181.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	337,140.33	206,261.41	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	364,464.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	382,393.34	785,143.83	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	403,920.00	293,963.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	191,470.06	208,866.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	513,196.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
58	302,852.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	371,019.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	295,388.00	216,337.04	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	175,764.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	514,498.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	358,365.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	366,969,736.48	168,729,317.31				0.00	141,961.92	152,712.35	637,053.78	180,006.07	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/22	0	0.00	0	0.00	1	12,445,612.15	0	0.00	1	8,170,728.50	1	12,445,612.15	0	0.00	0	0.00	4.352212%	4.319867%	59
02/17/22	0	0.00	0	0.00	1	12,472,501.30	0	0.00	2	8,185,039.91	0	0.00	0	0.00	1	3,773,438.67	4.352564%	4.320216%	60
01/18/22	0	0.00	0	0.00	2	19,700,519.19	0	0.00	2	15,401,586.03	0	0.00	0	0.00	0	0.00	4.355751%	4.321587%	61
12/17/21	0	0.00	0	0.00	3	27,956,277.64	0	0.00	2	15,440,246.12	0	0.00	0	0.00	0	0.00	4.356045%	4.321873%	62
11/18/21	0	0.00	0	0.00	3	28,002,151.28	0	0.00	2	15,462,823.92	0	0.00	0	0.00	0	0.00	4.356340%	4.332328%	63
10/18/21	0	0.00	0	0.00	3	28,043,893.19	0	0.00	2	15,483,030.91	0	0.00	0	0.00	1	2,608,269.07	4.356608%	4.335742%	64
09/17/21	0	0.00	0	0.00	3	28,089,400.85	0	0.00	2	15,505,421.34	0	0.00	0	0.00	0	0.00	4.361072%	4.340217%	65
08/17/21	0	0.00	0	0.00	3	28,130,766.23	0	0.00	2	15,525,435.60	0	0.00	0	0.00	0	0.00	4.361341%	4.340479%	66
07/16/21	0	0.00	0	0.00	3	28,171,953.24	1	7,268,704.68	1	8,276,654.70	0	0.00	0	0.00	0	0.00	4.361608%	4.340739%	67
06/17/21	0	0.00	0	0.00	3	28,216,926.16	1	7,279,618.18	1	8,287,858.77	0	0.00	0	0.00	0	0.00	4.361901%	4.336125%	68
05/17/21	0	0.00	0	0.00	3	28,257,741.37	0	0.00	1	8,297,690.41	0	0.00	0	0.00	0	0.00	4.362165%	4.331968%	69
04/16/21	0	0.00	0	0.00	3	28,304,217.04	0	0.00	1	8,308,794.17	1	19,234,030.82	0	0.00	0	0.00	4.362458%	4.332244%	70
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22	416000248	02/01/22	0	B	79,372.70	79,372.70	268.94	13,900,659.29	10/29/21	1
26	310942012	06/11/21	8	6	73,339.65	557,681.08	0.00	12,651,325.41	04/20/20	98
Totals					152,712.35	637,053.78	268.94	26,551,984.70
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		80,153,709	80,153,709	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		4,647,219	4,647,219	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		30,796,984	30,796,984	0		0
> 60 Months		981,261,240	960,644,899	12,445,612		8,170,729

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	1,096,859,152	1,076,242,812	0	0	12,445,612	8,170,729
Feb-22	1,097,688,810	1,077,031,269	0	0	12,472,501	8,185,040
Jan-22	1,105,545,309	1,077,649,412	0	0	12,494,311	15,401,586
Dec-21	1,106,221,291	1,078,265,013	0	0	12,516,032	15,440,246
Nov-21	1,106,936,174	1,078,934,023	0	0	12,539,327	15,462,824
Oct-21	1,107,588,232	1,079,544,339	0	0	12,560,862	15,483,031
Sep-21	1,110,911,165	1,082,821,764	0	0	12,583,980	15,505,421
Aug-21	1,111,562,373	1,083,431,607	0	0	12,605,331	15,525,436
Jul-21	1,112,210,890	1,084,038,936	0	0	12,626,594	15,545,359
Jun-21	1,112,917,492	1,084,700,566	0	0	12,649,449	15,567,477
May-21	1,113,560,406	1,085,302,665	0	0	19,960,051	8,297,690
Apr-21	1,114,202,523	1,085,898,306	0	0	19,995,423	8,308,794
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	307771007	45,000,000.00	45,000,000.00	2,210,000,000.00	04/01/17	92,909,252.70	2.31230	12/31/21	06/01/27	I/O
22	416000248	13,873,993.25	13,900,659.29	18,920,000.00	01/21/22	611,452.85	0.85530	09/30/21	06/01/27	302
26	310942012	12,445,612.15	12,651,325.41	44,800,000.00	09/28/21	(2,546,698.00)	(2.02240)	12/31/20	06/11/27	302
41	308460041	8,170,728.50	8,189,159.60	11,900,000.00	09/24/21	997,800.00	1.63300	03/31/20	08/05/27	304
Totals		79,490,333.90	79,741,144.30	2,285,620,000.00		91,971,807.55

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	307771007	OF	NY	11/16/21	0
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

22	416000248	RT	OK	10/29/21	1

Loan transfer to SS 10/29/2021, AM visited property 2/2/2022. Loan is current through March 2022 (pmt came in late on 3/8/2022). Borrower is still working through the source of the required TI dollars for replacement anchor lease. 2022

Appraisal and BOVs have been obtained and are under review. SS will work on Borrower's interest deferral request once the replacement lease TI funds are obtained. Property is 73% leased currently after Best Buy vacated. $1.1MM NOI on

TTM, 1.16x DSCR.

26	310942012	LO	IL	04/20/20	98

COVID related transfer. Borrower submitted a proposal for a 5 year loan extension and interest rate cut to 2%. This was rejected. The Property was closed from 12/4/20 to 5/2021. Occupancy for 2020 was 30%. The hotel reopened in May

2021. Trust counsel has started the foreclosure process. Borrower reengaged and requested an amount to bring the loan current. Borrower submitted a revised proposal and funded the $849k for property taxes due in August '21. Borrower provided projections for 2022. 12/31/21 occupancy was 77%. YTD NCF is ($135k). Loan modification closed 2/15/22. Monitoring loan pending transfer to master servicing.

41	308460041	LO	AL	07/21/20	7

The Trust took title of the two properties in November 2020. The property is managed by GF Hotels. The disposition of the Best Western occurred on 11/30/2021.The Comfort Suites sustained damages from Hurricane Sally in 9/2020 and termite activity. T he roof replacement has been completed in connection with an insurance claim. Property Manager and a local consultant are overseeing repairs to the building envelope and interior water damage. Anticipate repairs to commence in 2Q2022. Marketing of the Comfort Suites will be recommended upon completion of the building repairs.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
15	310939728	0.00	4.66000%	0.00	4.66000%	10	09/30/20	10/04/20	12/11/20
15	310939728	0.00	4.66000%	0.00	4.66000%	10	12/11/20	10/04/20	09/30/20
19	301741186	19,858,971.75	5.52300%	19,858,971.75	5.52300%	10	09/16/20	04/06/20	04/06/20
19	301741186	0.00	5.52300%	0.00	5.52300%	8	01/11/21	04/06/20	09/16/20
20	301741207	19,258,284.44	4.75000%	19,258,284.44	4.75000%	8	03/23/21	03/22/21	04/12/21
20	301741207	0.00	4.75000%	0.00	4.75000%	8	04/12/21	03/22/21	03/23/21
26	310942012	0.00	4.80000%	0.00	4.80000%	2	02/09/22	12/11/21	--
27	308460027	12,245,914.83	4.80200%	12,245,914.83	4.80200%	10	10/07/20	10/06/20	12/11/20
27	308460027	0.00	4.80200%	0.00	4.80200%	10	12/11/20	10/06/20	10/07/20
60	308460060	2,657,738.03	6.13000%	2,657,738.03	0.00000%	10	11/30/20	04/05/20	01/11/21
60	308460060	0.00	6.13000%	0.00	6.13000%	10	01/11/21	04/05/20	11/30/20
Totals		54,020,909.05		54,020,909.05
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
43	600940078 02/17/22	7,206,207.89	7,700,000.00	4,450,589.69	666,904.71	4,450,589.69	3,783,684.98	3,422,522.91	0.00	0.00	3,422,522.91	44.85%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,206,207.89	7,700,000.00	4,450,589.69	666,904.71	4,450,589.69	3,783,684.98	3,422,522.91	0.00	0.00	3,422,522.91

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
43	600940078	02/17/22	0.00	0.00	3,422,522.91	0.00	0.00	3,422,522.91	0.00	0.00	3,422,522.91
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,422,522.91	0.00	0.00	3,422,522.91	0.00	0.00	3,422,522.91

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
19	0.00	0.00	0.00	0.00	1,185.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	1,030.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	2,425.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,425.21	0.00	2,215.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,640.86

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29